Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	8
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	0.848%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,765,455.15

Principal:
Principal Collections	$24,213,944.71
Prepayments in Full	$10,701,493.87
Liquidation Proceeds	$389,122.81
Recoveries	$11,159.38
Sub Total	$35,315,720.77
Collections	$38,081,175.92

Purchase Amounts:
Purchase Amounts Related to Principal	$199,640.47
Purchase Amounts Related to Interest	$985.92
Sub Total	$200,626.39

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,281,802.31

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	8
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,281,802.31
Servicing Fee	$937,080.08	$937,080.08	$0.00	$0.00	$37,344,722.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,344,722.23
Interest - Class A-2a Notes	$240,226.10	$240,226.10	$0.00	$0.00	$37,104,496.13
Interest - Class A-2b Notes	$127,053.79	$127,053.79	$0.00	$0.00	$36,977,442.34
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$36,554,059.01
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$36,401,451.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,401,451.01
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$36,340,539.76
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,340,539.76
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$36,293,566.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,293,566.76
Regular Principal Payment	$39,955,413.08	$36,293,566.76	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$38,281,802.31

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,293,566.76
Total					$36,293,566.76
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$21,687,811.51	$78.86	$240,226.10	$0.87	$21,928,037.61	$79.73
Class A-2b Notes	$14,605,755.25	$78.86	$127,053.79	$0.69	$14,732,809.04	$79.55
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$36,293,566.76	$27.56	$1,051,155.47	$0.80	$37,344,722.23	$28.36

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	8

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$266,917,883.43	0.9706105	$245,230,071.92	0.8917457
Class A-2b Notes	$179,757,061.86	0.9706105	$165,151,306.61	0.8917457
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$1,015,004,945.29	0.7707942	$978,711,378.53	0.7432329

Pool Information
Weighted Average APR	2.971%	2.957%
Weighted Average Remaining Term	50.70	49.85
Number of Receivables Outstanding	49,747	49,017
Pool Balance	$1,124,496,094.44	$1,088,567,549.54
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,043,549,325.99	$1,010,613,036.52
Pool Factor	0.7917323	0.7664358

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$16,328,513.24
Yield Supplement Overcollateralization Amount	$77,954,513.02
Targeted Overcollateralization Amount	$113,518,017.33
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,856,171.01

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	8
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$424,343.04
(Recoveries)		15	$11,159.38
Net Loss for Current Collection Period			$413,183.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4409%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2041%
Second Prior Collection Period			0.4968%
Prior Collection Period			0.3369%
Current Collection Period			0.4481%
Four Month Average (Current and Prior Three Collection Periods)			0.3715%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		701	$1,968,777.46
(Cumulative Recoveries)			$65,038.94
Cumulative Net Loss for All Collection Periods			$1,903,738.52
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1340%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,808.53
Average Net Loss for Receivables that have experienced a Realized Loss			$2,715.75

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.92%	409	$10,003,094.84
61-90 Days Delinquent	0.11%	43	$1,249,563.87
91-120 Days Delinquent	0.04%	10	$397,934.93
Over 120 Days Delinquent	0.03%	12	$298,213.21
Total Delinquent Receivables	1.10%	474	$11,948,806.85

Repossession Inventory:
Repossessed in the Current Collection Period		39	$1,075,704.25
Total Repossessed Inventory		59	$1,705,786.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1346%
Prior Collection Period			0.1709%
Current Collection Period			0.1326%
Three Month Average			0.1460%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1787%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	8

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer